Loans and advances to customers - Renegotiated loans (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Renegotiated loan amount	$ 3,202	$ 6,413	$ 5,200
Percentage of renegotiated loans	100.00%	100.00%	100.00%
Impaired loans
Financial instruments
Renegotiated loan amount	$ 1,215	$ 1,764	$ 1,885
Percentage of renegotiated loans	38.00%	28.00%	36.00%
Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	$ 1,987	$ 4,649	$ 3,315
Percentage of renegotiated loans	62.00%	72.00%	64.00%
Commercial, financial and industrial loans
Financial instruments
Renegotiated loan amount	$ 1,907	$ 5,182	$ 4,810
Commercial, financial and industrial loans | Impaired loans
Financial instruments
Renegotiated loan amount	1,028	1,606	1,591
Commercial, financial and industrial loans | Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	879	3,576	3,219
Mortgages
Financial instruments
Renegotiated loan amount	23
Mortgages | Impaired loans
Financial instruments
Renegotiated loan amount	1
Mortgages | Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	22
Installment loans to individuals
Financial instruments
Renegotiated loan amount	1,272	1,231	390
Installment loans to individuals | Impaired loans
Financial instruments
Renegotiated loan amount	186	158	294
Installment loans to individuals | Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	$ 1,086	$ 1,073	$ 96